Class A Common Stock Subject to Possible Redemption (Tables)	12 Months Ended
Dec. 31, 2023
Power & Digital Infrastructure Acquisition II Corp. [Member]
Class A Common Stock Subject to Possible Redemption (Tables) [Line Items]
Schedule of Common Stock Subject to Possible Redemption	The Class A common stock subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:
Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(14,662,500)
Issuance costs allocated to Class A common stock	(19,627,833)
Plus:
Adjust carrying value to initial redemption value	40,083,762
Class A common stock subject to possible redemption as of December 31, 2022	293,293,429
Less:
Redemption	(188,132,132)
Plus:
Remeasurement of carrying value to initial redemption value	8,967,458
Class A common stock subject to possible redemption as of December 31, 2023	$114,128,755